Shareholder Fees - FidelityEquityDividendIncomeFund-RetailPRO	Jan. 28, 2023 USD ($)
FidelityEquityDividendIncomeFund-RetailPRO | Fidelity Equity Dividend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none